Acquisitions and Investments - Summary of Preliminary Allocation of Fair Value of Flotek's Assets, Liabilities and Noncontrolling Interest (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Assets acquired:
Goodwill	$ 82,340
Flotek Industries, Inc
Settlement of pre-existing relationships
Accounts payable	(2,713)
Supply agreement contract liability	(9,874)
Fair value of previously held interest in 10% Convertible PIK Notes	30,220
Settlement of pre-existing relationships	17,633
Assets acquired:
Cash and cash equivalents	21,725
Restricted cash	40
Accounts receivable	18,853
Inventories	12,210
Assets held for sale	1,805
Other current assets	3,405
Property and equipment	21,551
Operating lease right-of-use assets	3,884
Deferred tax assets	282
Goodwill	82,340
Other long-term assets	17
Total assets acquired	166,112
Liabilities assumed:
Accounts payable and accrued liabilities	24,203
Operating lease liabilities	7,394
Finance lease liabilities	79
Long-term debt	17,101
Other liabilities	85
Total liabilities assumed	48,862
Noncontrolling interests	99,617
Assets acquired less liabilities assumed and noncontrolling interests	$ 17,633